Financial Instruments - Contractual Maturities of Financial Liabilities (Detail) - USD ($) $ in Thousands		Mar. 31, 2020		Mar. 31, 2019
Disclosure of maturity analysis for financial liabilities [Line Items]
Long-term debt (includes current portion)		$ 33,600	[1]	$ 61,800	[2]
Trade payables		29,333		17,831
Provision and accrued expenses		28,983		27,619
Other liabilities		1,197		5,485
Other employee obligations		70,170		63,129
Derivative financial instruments		13,455		2,403
Total	[4]	176,738	[3]	178,267
Less than 1 Year [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Long-term debt (includes current portion)		16,800	[1]	28,200	[2]
Trade payables		29,333		17,831
Provision and accrued expenses		28,983		27,619
Other liabilities		1,197		5,485
Other employee obligations		70,170		63,129
Derivative financial instruments		9,575		2,096
Total	[4]	156,058	[3]	144,360
1-2 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Long-term debt (includes current portion)		16,800	[1]	16,800	[2]
Derivative financial instruments		3,880		307
Total	[4]	20,680	[3]	17,107
2-5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Long-term debt (includes current portion)	[2]			16,800
Total	[4]	$ 0	[3]	$ 16,800

[1]	Before netting off debt issuance cost of $178.
[2]	Before netting off debt issuance cost of $409.
[3]	For contractual maturities of lease liabilities refer note 13.
[4]	Non-financial liabilities are explained in the financial instruments categories table above.